As filed with the Securities and Exchange Commission on November 12, 2008

Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549
________________________

FORM N-1A
________________________
Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 31	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 35	☒

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MARKET VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)
________________________

335 Madison Avenue, 19th Floor
New York, New York 10017
(Address of Principal Executive Offices)
(212) 687-5200
Registrant’s Telephone Number
Joseph J. McBrien, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)
________________________

Copy to:
Stuart M. Strauss, Esq.
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019
________________________

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.
________________________

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

________  Immediately upon filing pursuant to paragraph (b)
       X        On November 25, 2008 pursuant to paragraph (b)
________  60 days after filing pursuant to paragraph (a)(1)
________  On [date] pursuant to paragraph (a)(1)
________  75 days after filing pursuant to paragraph (a)(2)
________  On [date] pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

     The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 29 to its Registration Statement until November 25, 2008. Parts A, B and C of Registrant’s Post-Effective Amendment No. 29 under the Securities Act of 1933 and No. 33 under the Investment Company Act of 1940, filed on August 29, 2008, are incorporated by reference herein.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of November 2008.

MARKET VECTORS ETF TRUST

By: /s/ Keith J. Carlson*
Keith J. Carlson
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	November 12, 2008
David H. Chow

/s/ R. Alastair Short*	Trustee	November 12, 2008
R. Alastair Short

/s/ Richard D. Stamberger*	Trustee	November 12, 2008
Richard D. Stamberger

/s/ Jan F. van Eck*	Trustee	November 12, 2008
Jan F. van Eck

	President and	November 12, 2008
/s/ Keith J. Carlson*	Chief Executive Officer
Keith J. Carlson

/s/ Bruce J. Smith*	Chief Financial Officer	November 12, 2008
Bruce J. Smith

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact